Selected Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Results (Unaudited)

NOTE 19 — SELECTED QUARTERLY FINANCIAL RESULTS (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Total
2015	(In thousands, except per share data)
Net revenues	$2,332,244	$2,385,135	$2,280,816	$2,191,873	$9,190,068
Operating income (loss)	395,104	348,521	297,377	(1,197,234)	(156,232)
Net income (loss)	212,646	126,467	94,735	(1,473,497)	(1,039,649)
Net income (loss) attributable to MGM Resorts International	169,850	97,459	66,425	(781,454)	(447,720)
Basic income (loss) per share	$0.35	$0.18	$0.12	$(1.38)	$(0.82)
Diluted income (loss) per share	$0.33	$0.17	$0.12	$(1.38)	$(0.82)
2014
Net revenues	$2,630,398	$2,581,033	$2,485,007	$2,385,546	$10,081,984
Operating income	416,472	354,464	286,489	266,113	1,323,538
Net income (loss)	186,100	178,168	50,382	(287,472)	127,178
Net income (loss) attributable to MGM Resorts International	102,652	110,008	(20,270)	(342,263)	(149,873)
Basic income (loss) per share	$0.21	$0.22	$(0.04)	$(0.70)	$(0.31)
Diluted income (loss) per share	$0.20	$0.22	$(0.04)	$(0.70)	$(0.31)

Because income (loss) per share amounts are calculated using the weighted average number of common and dilutive common equivalent shares outstanding during each quarter, the sum of the per share amounts for the four quarters does not equal the total loss per share amounts for the year. The following sections list certain items affecting comparability of quarterly and year-to-date results and related per share amounts. Additional information related to these items is included elsewhere in the notes to the accompanying financial statements.

2015 certain items affecting comparability are as follows:

•

First Quarter. The Company recorded an $80 million ($0.09 and $0.10 per share in the quarter and full year of 2015, respectively) gain for its share of CityCenter’s gain resulting from the final resolution of its construction litigation and related settlements;

•	Second Quarter. None;
•	Third Quarter. None; and
•

Fourth Quarter. The Company recorded a $1.5 billion ($1.33 and $1.38 loss per share in the quarter and full year of 2015, respectively) impairment charge related to goodwill of its MGM China reporting unit and a $17 million ($0.02 loss per share in the quarter and full year of 2015) impairment charge related to its investment in Grand Victoria. The Company recorded a $23 million ($0.03 per share in the quarter and full year of 2015) gain on sale of Circus Circus Reno, and the Company’s 50% interest in Silver Legacy and associated real property.

2014 certain items affecting comparability are as follows:

•	First Quarter. None;
•	Second Quarter. The Company recorded an impairment charge related to its investment in Grand Victoria of $29 million ($0.04 loss per share in the quarter and full year of 2014);
•	Third Quarter. None; and
•

Fourth Quarter. The Company recorded its 50% share of CityCenter’s Harmon – related property transactions of $18 million ($0.02 loss per share in the quarter and full year of 2014) primarily related to a settlement charge with an insurer participating in the owner controlled insurance program for CityCenter.